Short-Term and Long-Term Debt (Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Short-term Debt [Line Items]
Short-term Debt	¥ 283,467	¥ 349,624
Weighted average rate	1.70%	1.30%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-term Debt	¥ 79,494	¥ 80,846
Weighted average rate	0.80%	0.50%
Japan | Commercial Paper
Short-term Debt [Line Items]
Short-term Debt	¥ 50,096	¥ 94,786
Weighted average rate	0.00%	0.10%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-term Debt	¥ 153,877	¥ 166,417
Weighted average rate	2.80%	2.20%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-term Debt	¥ 0	¥ 7,575
Weighted average rate	0.00%	4.00%